Earnings Per Share - Schedule of Calculation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per common share - basic
Net income	$ 142,413	$ 186,777	$ 142,844
Preferred stock dividends	(9,095)	(7,977)	0
Dividends and undistributed earnings allocated to unvested restricted shares	(1,210)	(1,872)	(1,680)
Net income allocated to common shareholders - basic	$ 132,108	$ 176,928	$ 141,164
Weighted average common shares outstanding	50,640	40,948	38,214
Earnings per common share - basic (in usd per share)	$ 2.61	$ 4.32	$ 3.69
Earnings per common share - diluted
Net income allocated to common shareholders - basic	$ 132,108	$ 176,928	$ 141,164
Dividends and undistributed earnings allocated to unvested restricted shares	(1)	(37)	(48)
Earnings Allocated to Common Shareholders	$ 132,107	$ 176,891	$ 141,116
Weighted average common shares outstanding	50,640	40,948	38,214
Dilutive potential common shares	352	158	96
Weighted average common shares outstanding - diluted	50,992	41,106	38,310
Earnings per common share - diluted (in usd per share)	$ 2.59	$ 4.30	$ 3.68